Consolidated Statement of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest income
Debt securities	$ 18,042	$ 16,108	$ 11,781
Loans held for sale	491	363	513
Loans	57,895	57,155	37,715
Equity securities	677	682	707
Other interest income	13,672	10,810	3,308
Total interest income	90,777	85,118	54,024
Interest expense
Deposits	24,282	16,503	2,349
Short-term borrowings	5,311	3,848	582
Long-term debt	12,463	11,572	5,505
Other interest expense	1,045	820	638
Total interest expense	43,101	32,743	9,074
Net interest income	47,676	52,375	44,950
Noninterest income
Deposit and lending-related fees	6,515	6,140	6,713
Card fees	4,342	4,256	4,355
Mortgage banking	1,047	829	1,383
Net gains (losses) from trading and securities	5,434	4,368	1,461
Other	2,321	1,935	2,821
Total noninterest income	34,620	30,222	29,418
Total revenue	82,296	82,597	74,368
Provision for credit losses	4,334	5,399	1,534
Noninterest expense
Personnel	35,729	35,829	34,340
Technology, telecommunications and equipment	4,583	3,920	3,375
Occupancy	3,052	2,884	2,881
Operating losses	1,757	1,183	6,984
Professional and outside services	4,607	5,085	5,188
Advertising and promotion	869	812	505
Other	4,001	5,849	3,932
Total noninterest expense	54,598	55,562	57,205
Income (loss) before income tax expense	23,364	21,636	15,629
Income tax expense (benefit)	3,399	2,607	2,251
Net income (loss) before noncontrolling interests	19,965	19,029	13,378
Net income (loss) from noncontrolling interests	243	(113)	(299)
Wells Fargo net income (loss)	19,722	19,142	13,677
Preferred stock dividends and other	1,116	1,160	1,115
Wells Fargo net income (loss) applicable to common stock	$ 18,606	$ 17,982	$ 12,562
Per share information
Earnings per common share (in dollars per share)	$ 5.43	$ 4.88	$ 3.30
Diluted earnings per common share (in dollars per share)	$ 5.37	$ 4.83	$ 3.27
Average common shares outstanding (in shares)	3,426.1	3,688.3	3,805.2
Diluted average common shares outstanding (in shares)	3,467.6	3,720.4	3,837.0
Investment advisory and other asset-based fees [Member]
Noninterest income
Fee income	$ 9,775	$ 8,670	$ 9,004
Commissions and brokerage services fees [Member]
Noninterest income
Fee income	2,521	2,375	2,242
Investment banking fees [Member]
Noninterest income
Fee income	$ 2,665	$ 1,649	$ 1,439